Statements of Changes in Net Assets Available for Pension Benefits - EBP 06-1061602 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
us-gaap-ebp_EmployeeBenefitPlanChangeInNetAssetAvailableForBenefitIncreaseAbstract
Net depreciation in fair value of investments	$ (646,153)	$ (194,850)
Dividends from Novo Nordisk A/S common stock	61,821	49,798
Other dividends	132,709	100,383
Interest	3,160	9,009
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	(448,463)	(35,660)
Interest income on notes receivable from participants	3,858	0
us-gaap-ebp_EmployeeBenefitPlanChangeInNetAssetAvailableForBenefitIncreaseForContributionAbstract
Employer	86,702	82,473
Participant	82,776	81,456
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	169,478	163,929
us-gaap-ebp_EmployeeBenefitPlanChangeInNetAssetAvailableForBenefitDecreaseAbstract
Benefits paid to participants	123,182	146
Administrative expenses	2,876	2,722
EBP, Change in Net Asset Available for Benefit, Decrease	126,058	2,868
Net (decrease) increase	(401,185)	125,401
Net assets available for benefits, beginning of year	8,389,639	8,264,238
Net assets available for benefits, end of year	$ 7,988,454	$ 8,389,639